Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Gain:
Investment gain from the PepsiCo, Inc. Defined Contribution Plans Master Trust		$ 2,136,397
Interest income on notes receivable from participants		31,016
Total gain	$ 2,167,413
Contributions:
Participants		793,692
Rollovers		65,178
Employer		418,755
Total additions		3,445,038
Deductions from net assets attributed to:
Benefits paid to participants		1,704,964
Dividends paid to participants		3,180
Administrative expenses		1,931
Total deductions		1,710,075
EBP. Net Increase in net assets before transfers [Abstract]		1,734,963
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan		35,470
Net Increase in Net Assets		1,770,433
Net Assets Available for Benefits at Beginning of Year	$ 16,707,315	14,936,882
Net Assets Available for Benefits at End of Year		$ 16,707,315